Segment information - Non-current Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	$ 8,755	$ 12,814
Germany
Disclosure of geographical areas [line items]
Non-current assets	8,599	12,552
United States
Disclosure of geographical areas [line items]
Non-current assets	153	102
Canada
Disclosure of geographical areas [line items]
Non-current assets	$ 3	$ 160